UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2026

Item 1.	Reports to Stockholders.

(a)

DWS Science and Technology Fund

Class A: KTCAX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.88%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	2,243,806,946
Number of Portfolio Holdings	59
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	4,577,122

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	77%
Semiconductors & Semiconductor Equipment	38%
Software	18%
Technology Hardware, Storage & Peripherals	9%
Communications Equipment	6%
IT Services	4%
Electronic Equipment, Instruments & Components	2%
Communication Services	15%
Interactive Media & Services	14%
Entertainment	1%
Industrials	5%
Electrical Equipment	1%
Aerospace & Defense	1%
Construction & Engineering	1%
Ground Transportation	1%
Professional Services	1%
Consumer Discretionary	1%
Automobiles	1%
Broadline Retail	0%
Hotels, Restaurants & Leisure	0%
Health Care	1%
Pharmaceuticals	1%
Life Sciences Tools & Services	0%
Financials	1%
Financial Services	1%

Ten Largest Equity Holdings

Table Summary
Holdings	56.1% of Net Assets
Alphabet, Inc.	10.4%
NVIDIA Corp.	9.2%
Broadcom, Inc.	8.7%
Microsoft Corp.	6.6%
Apple, Inc.	6.3%
Meta Platforms, Inc.	3.8%
Advanced Micro Devices, Inc.	3.8%
Lam Research Corp.	2.9%
Ciena Corp.	2.2%
Marvell Technology, Inc.	2.2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Small company stocks tend to be more volatile than medium-sized or large company stocks. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DSTF-TSRS-A

R-105784-2 (06/26)

DWS Science and Technology Fund

Class C: KTCCX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.75%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	2,243,806,946
Number of Portfolio Holdings	59
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	4,577,122

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	77%
Semiconductors & Semiconductor Equipment	38%
Software	18%
Technology Hardware, Storage & Peripherals	9%
Communications Equipment	6%
IT Services	4%
Electronic Equipment, Instruments & Components	2%
Communication Services	15%
Interactive Media & Services	14%
Entertainment	1%
Industrials	5%
Electrical Equipment	1%
Aerospace & Defense	1%
Construction & Engineering	1%
Ground Transportation	1%
Professional Services	1%
Consumer Discretionary	1%
Automobiles	1%
Broadline Retail	0%
Hotels, Restaurants & Leisure	0%
Health Care	1%
Pharmaceuticals	1%
Life Sciences Tools & Services	0%
Financials	1%
Financial Services	1%

Ten Largest Equity Holdings

Table Summary
Holdings	56.1% of Net Assets
Alphabet, Inc.	10.4%
NVIDIA Corp.	9.2%
Broadcom, Inc.	8.7%
Microsoft Corp.	6.6%
Apple, Inc.	6.3%
Meta Platforms, Inc.	3.8%
Advanced Micro Devices, Inc.	3.8%
Lam Research Corp.	2.9%
Ciena Corp.	2.2%
Marvell Technology, Inc.	2.2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Small company stocks tend to be more volatile than medium-sized or large company stocks. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DSTF-TSRS-C

R-105784-2 (06/26)

DWS Science and Technology Fund

Class S: KTCSX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$34	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	2,243,806,946
Number of Portfolio Holdings	59
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	4,577,122

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	77%
Semiconductors & Semiconductor Equipment	38%
Software	18%
Technology Hardware, Storage & Peripherals	9%
Communications Equipment	6%
IT Services	4%
Electronic Equipment, Instruments & Components	2%
Communication Services	15%
Interactive Media & Services	14%
Entertainment	1%
Industrials	5%
Electrical Equipment	1%
Aerospace & Defense	1%
Construction & Engineering	1%
Ground Transportation	1%
Professional Services	1%
Consumer Discretionary	1%
Automobiles	1%
Broadline Retail	0%
Hotels, Restaurants & Leisure	0%
Health Care	1%
Pharmaceuticals	1%
Life Sciences Tools & Services	0%
Financials	1%
Financial Services	1%

Ten Largest Equity Holdings

Table Summary
Holdings	56.1% of Net Assets
Alphabet, Inc.	10.4%
NVIDIA Corp.	9.2%
Broadcom, Inc.	8.7%
Microsoft Corp.	6.6%
Apple, Inc.	6.3%
Meta Platforms, Inc.	3.8%
Advanced Micro Devices, Inc.	3.8%
Lam Research Corp.	2.9%
Ciena Corp.	2.2%
Marvell Technology, Inc.	2.2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Small company stocks tend to be more volatile than medium-sized or large company stocks. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DSTF-TSRS-S

R-105784-2 (06/26)

DWS Science and Technology Fund

Institutional Class: KTCIX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	2,243,806,946
Number of Portfolio Holdings	59
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	4,577,122

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	77%
Semiconductors & Semiconductor Equipment	38%
Software	18%
Technology Hardware, Storage & Peripherals	9%
Communications Equipment	6%
IT Services	4%
Electronic Equipment, Instruments & Components	2%
Communication Services	15%
Interactive Media & Services	14%
Entertainment	1%
Industrials	5%
Electrical Equipment	1%
Aerospace & Defense	1%
Construction & Engineering	1%
Ground Transportation	1%
Professional Services	1%
Consumer Discretionary	1%
Automobiles	1%
Broadline Retail	0%
Hotels, Restaurants & Leisure	0%
Health Care	1%
Pharmaceuticals	1%
Life Sciences Tools & Services	0%
Financials	1%
Financial Services	1%

Ten Largest Equity Holdings

Table Summary
Holdings	56.1% of Net Assets
Alphabet, Inc.	10.4%
NVIDIA Corp.	9.2%
Broadcom, Inc.	8.7%
Microsoft Corp.	6.6%
Apple, Inc.	6.3%
Meta Platforms, Inc.	3.8%
Advanced Micro Devices, Inc.	3.8%
Lam Research Corp.	2.9%
Ciena Corp.	2.2%
Marvell Technology, Inc.	2.2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Small company stocks tend to be more volatile than medium-sized or large company stocks. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DSTF-TSRS-I

R-105784-2 (06/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

April 30, 2026
Semiannual Financial Statements and Other Information
DWS Science and Technology Fund

Contents
3	Investment Portfolio
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights
16	Notes to Financial Statements
28	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Science and Technology Fund

Investment Portfolioas of April 30, 2026 (Unaudited)

	Shares	Value ($)
Common Stocks 99.7%
Communication Services 14.6%
Entertainment 0.4%
ROBLOX Corp. “A” *	160,202	8,852,763
Interactive Media & Services 14.2%
Alphabet, Inc. “A”	329,137	126,651,917
Alphabet, Inc. “C”	280,420	107,103,615
Meta Platforms, Inc. “A”	140,425	85,927,462
		319,682,994
Consumer Discretionary 1.2%
Automobiles 0.6%
BYD Co., Ltd. “H”	915,000	12,109,658
Broadline Retail 0.3%
MercadoLibre, Inc.*	4,091	7,333,649
Hotels, Restaurants & Leisure 0.3%
Airbnb, Inc. “A” *	46,694	6,553,970
Financials 0.7%
Financial Services
Mastercard, Inc. “A”	28,888	14,528,353
Health Care 0.9%
Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc.	17,520	8,391,379
Pharmaceuticals 0.5%
Eli Lilly & Co.	13,609	12,718,971
Industrials 5.2%
Aerospace & Defense 1.5%
Axon Enterprise, Inc.*	14,509	5,829,136
BWX Technologies, Inc.	96,921	20,972,735
Voyager Technologies, Inc. “A” * (a)	241,004	6,364,916
		33,166,787
Construction & Engineering 1.1%
Quanta Services, Inc.	35,760	26,025,055
Electrical Equipment 1.5%
Bloom Energy Corp. “A” *	119,221	33,782,463
The accompanying notes are an integral part of the financial statements.

DWS Science and Technology Fund	|	3

	Shares	Value ($)
Ground Transportation 0.6%
Uber Technologies, Inc.*	169,166	12,621,475
Professional Services 0.5%
Verisk Analytics, Inc.	61,621	11,368,458
Information Technology 77.1%
Communications Equipment 5.7%
Arista Networks, Inc.*	280,863	48,507,849
Ciena Corp.*	94,509	49,861,058
Motorola Solutions, Inc.	68,260	29,968,188
		128,337,095
Electronic Equipment, Instruments & Components 1.9%
Amphenol Corp. “A”	285,395	42,030,122
IT Services 4.4%
Cloudflare, Inc. “A” *	143,697	29,453,574
MongoDB, Inc.*	83,727	21,001,243
Shopify, Inc. “A” *	250,697	30,366,928
Snowflake, Inc.*	137,071	18,706,079
		99,527,824
Semiconductors & Semiconductor Equipment 38.6%
Advanced Micro Devices, Inc.*	238,117	84,410,095
Analog Devices, Inc.	99,982	40,218,759
Applied Materials, Inc.	65,527	25,849,746
ASML Holding NV (Registered)	23,505	33,823,460
BE Semiconductor Industries NV	49,991	14,637,133
Broadcom, Inc.	466,237	194,621,311
Impinj, Inc.*	29,162	4,226,157
KLA Corp.	21,257	37,207,190
Lam Research Corp.	252,000	64,980,720
MACOM Technology Solutions Holdings, Inc.*	107,765	30,347,702
Marvell Technology, Inc.	296,641	48,990,261
Micron Technology, Inc.	91,011	47,067,249
NVIDIA Corp.	1,038,376	207,228,698
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	81,563	32,303,842
		865,912,323
Software 17.9%
AppLovin Corp. “A” *	23,472	10,476,727
Cadence Design Systems, Inc.*	114,358	37,691,253
Check Point Software Technologies Ltd.*	61,167	6,879,453
Crowdstrike Holdings, Inc. “A” *	73,083	32,576,747
Dynatrace, Inc.*	250,809	9,081,794
The accompanying notes are an integral part of the financial statements.

4	|	DWS Science and Technology Fund

	Shares	Value ($)
Guidewire Software, Inc.*	84,007	11,625,729
Intuit, Inc.	45,450	17,657,325
JFrog Ltd.*	161,705	7,509,580
Microsoft Corp.	363,863	148,376,054
Oracle Corp.	281,747	45,471,148
Palantir Technologies, Inc. “A” *	136,392	18,973,491
Pegasystems, Inc.	240,046	8,773,681
ServiceNow, Inc.*	239,250	21,128,168
Synopsys, Inc.*	51,833	25,014,606
		401,235,756
Technology Hardware, Storage & Peripherals 8.6%
Apple, Inc.	520,654	141,279,463
Sandisk Corp.*	20,834	22,844,689
Seagate Technology Holdings PLC	41,093	27,681,889
		191,806,041
Total Common Stocks (Cost $845,521,435)		2,235,985,136
Other Investments 0.0%
Information Technology 0.0%
Software
Adams Capital Management LP (3.6% limited partnership interest)* (b) (Cost $1,863,749)	—	28,604
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.56% (c) (d) (Cost $4,469,588)	4,469,588	4,469,588
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 3.67% (c) (Cost $9,858,135)	9,858,135	9,858,135

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $861,712,907)	100.3	2,250,341,463
Other Assets and Liabilities, Net	(0.3)	(6,534,517)
Net Assets	100.0	2,243,806,946
The accompanying notes are an integral part of the financial statements.

DWS Science and Technology Fund	|	5

A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2026 are as follows:
Value ($) at 10/31/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 4/30/2026	Value ($) at 4/30/2026
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.56% (c) (d)
3,698,300	771,288 (e)	—	—	—	7,183	—	4,469,588	4,469,588
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 3.67% (c)
26,444,892	208,392,733	224,979,490	—	—	342,944	—	9,858,135	9,858,135
30,143,192	209,164,021	224,979,490	—	—	350,127	—	14,327,723	14,327,723

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at April 30, 2026 amounted to $5,949,381, which is 0.3% of net assets.

(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities” ). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	28,604	0.0

**	These securities represent venture capital funds.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,437,387.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2026.

ADR: American Depositary Receipt
The accompanying notes are an integral part of the financial statements.

6	|	DWS Science and Technology Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. The Fund adopted ASU No. 2015-07, Disclosures for Investments in Certain Entities that calculate Net Asset Value Per Share (NAV). The fair value hierarchy excludes certain investments which are valued using NAV as a practical expedient.
The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$328,535,757	$—	$—	$328,535,757
Consumer Discretionary	13,887,619	12,109,658	—	25,997,277
Financials	14,528,353	—	—	14,528,353
Health Care	21,110,350	—	—	21,110,350
Industrials	116,964,238	—	—	116,964,238
Information Technology	1,714,212,028	14,637,133	—	1,728,849,161
Other Investments (a)	—	—	—	28,604
Short-Term Investments (b)	14,327,723	—	—	14,327,723
Total	$2,223,566,068	$26,746,791	$—	$2,250,341,463

(a)	Investments measured at NAV as a practical expedient.
(b)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Science and Technology Fund	|	7

Statement of Assets and Liabilities
as of April 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $847,385,184) — including $5,949,381 of securities loaned	$2,236,013,740
Investment in DWS Government & Agency Securities Portfolio (cost $4,469,588)*	4,469,588
Investment in DWS Central Cash Management Government Fund (cost $9,858,135)	9,858,135
Foreign currency, at value (cost $8,879)	8,706
Receivable for Fund shares sold	544,546
Dividends receivable	167,232
Affiliated securities lending income receivable	557
Foreign taxes recoverable	1,119
Other assets	69,781
Total assets	2,251,133,404
Liabilities
Payable upon return of securities loaned	4,469,588
Payable for Fund shares redeemed	903,053
Accrued management fee	755,175
Accrued Trustees' fees	12,903
Other accrued expenses and payables	1,185,739
Total liabilities	7,326,458
Net assets, at value	$2,243,806,946
Net Assets Consist of
Distributable earnings (loss)	1,472,742,350
Paid-in capital	771,064,596
Net assets, at value	$2,243,806,946
*
Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $ 1,437,387.
The accompanying notes are an integral part of the financial statements.

8	|	DWS Science and Technology Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($1,643,752,344 ÷ 34,035,132 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$48.30
Maximum offering price per share (100 ÷ 94.25 of $48.30)	$51.25
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($21,845,165 ÷ 1,553,004 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$14.07
Class S
Net Asset Value, offering and redemption price per share ($380,363,354 ÷ 7,517,790 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$50.60
Institutional Class
Net Asset Value, offering and redemption price per share ($197,846,083 ÷ 3,372,138 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$58.67
The accompanying notes are an integral part of the financial statements.

DWS Science and Technology Fund	|	9

Statement of Operations
for the six months ended April 30, 2026 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $65,449)	$4,076,582
Income distributions — DWS Central Cash Management Government Fund	342,944
Affiliated securities lending income	7,183
Total income	4,426,709
Expenses:
Management fee	4,577,122
Administration fee	1,001,751
Services to shareholders	942,579
Distribution and service fees	1,766,403
Custodian fee	8,926
Professional fees	41,014
Reports to shareholders	36,920
Registration fees	44,915
Trustees' fees and expenses	32,248
Other	53,595
Total expenses before expense reductions	8,505,473
Expense reductions	(15,855)
Total expenses after expense reductions	8,489,618
Net investment income (loss)	(4,062,909)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	89,097,604
Foreign currency	(17,239)
89,080,365
Change in net unrealized appreciation (depreciation) on:
Investments	25,789,970
Foreign currency	(240)
25,789,730
Net gain (loss)	114,870,095
Net increase (decrease) in net assets resulting from operations	$110,807,186
The accompanying notes are an integral part of the financial statements.

10	|	DWS Science and Technology Fund

Statements of Changes in Net Assets
	Six Months Ended April 30, 2026	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income (loss)	$(4,062,909)	$(4,566,298)
Net realized gain (loss)	89,080,365	175,371,199
Change in net unrealized appreciation (depreciation)	25,789,730	410,763,899
Net increase (decrease) in net assets resulting from operations	110,807,186	581,568,800
Distributions to shareholders:
Class A	(120,735,053)	(127,615,957)
Class C	(4,751,384)	(4,137,013)
Class S	(26,501,367)	(27,826,082)
Institutional Class	(12,659,818)	(12,358,370)
Total distributions	(164,647,622)	(171,937,422)
Fund share transactions:
Proceeds from shares sold	71,890,443	179,067,823
Reinvestment of distributions	155,118,854	161,014,727
Payments for shares redeemed	(173,397,003)	(266,298,700)
Net increase (decrease) in net assets from Fund share transactions	53,612,294	73,783,850
Increase (decrease) in net assets	(228,142)	483,415,228
Net assets at beginning of period	2,244,035,088	1,760,619,860
Net assets at end of period	$2,243,806,946	$2,244,035,088

The accompanying notes are an integral part of the financial statements.

DWS Science and Technology Fund	|	11

Financial Highlights
DWS Science and Technology Fund — Class A
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$49.51	$40.52	$29.27	$23.59	$40.55	$30.55
Income (loss) from investment operations:
Net investment income (loss)[a]	(.10 )	(.12 )	(.08 )	(.04 )	(.13 )	(.14 )
Net realized and unrealized gain (loss)	2.56	13.10	14.93	7.10	(12.84)	12.57
Total from investment operations	2.46	12.98	14.85	7.06	(12.97)	12.43
Less distributions from:
Net realized gains	(3.67)	(3.99)	(3.60)	(1.38)	(3.99)	(2.43)
Net asset value, end of period	$48.30	$49.51	$40.52	$29.27	$23.59	$40.55
Total Return (%)[b]	5.44 *	34.35	54.96	31.40	(35.37)	42.86
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,644	1,640	1,306	883	721	1,212
Ratio of expenses (%)	.87 **	.88	.88	.90	.89	.88
Ratio of net investment income (loss) (%)	(.44 )**	(.29 )	(.21 )	(.16 )	(.45 )	(.40 )
Portfolio turnover rate (%)	18 *	22	27	36	17	21

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

12	|	DWS Science and Technology Fund

DWS Science and Technology Fund — Class C
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$17.10	$16.52	$13.88	$11.97	$22.73	$18.22
Income (loss) from investment operations:
Net investment income (loss)[a]	(.09 )	(.17 )	(.16 )	(.13 )	(.21 )	(.26 )
Net realized and unrealized gain (loss)	.73	4.74	6.40	3.42	(6.56)	7.20
Total from investment operations	.64	4.57	6.24	3.29	(6.77)	6.94
Less distributions from:
Net realized gains	(3.67)	(3.99)	(3.60)	(1.38)	(3.99)	(2.43)
Net asset value, end of period	$14.07	$17.10	$16.52	$13.88	$11.97	$22.73
Total Return (%)[b]	5.04 *	33.11	53.61	30.28	(35.91)	41.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22	22	17	11	9	20
Ratio of expenses (%)	1.73 **	1.75	1.75	1.77	1.77	1.74
Ratio of net investment income (loss) (%)	(1.30)**	(1.16)	(1.08)	(1.03)	(1.33)	(1.27)
Portfolio turnover rate (%)	18 *	22	27	36	17	21

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Science and Technology Fund	|	13

DWS Science and Technology Fund — Class S
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$51.64	$42.03	$30.19	$24.25	$41.50	$31.16
Income (loss) from investment operations:
Net investment income (loss)[a]	(.05 )	(.04 )	(.01 )	.01	(.08 )	(.08 )
Net realized and unrealized gain (loss)	2.68	13.64	15.45	7.31	(13.18)	12.85
Total from investment operations	2.63	13.60	15.44	7.32	(13.26)	12.77
Less distributions from:
Net realized gains	(3.67)	(3.99)	(3.60)	(1.38)	(3.99)	(2.43)
Net asset value, end of period	$50.60	$51.64	$42.03	$30.19	$24.25	$41.50
Total Return (%)	5.55 *	34.61	55.27	31.63	(35.25)	43.12
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	380	375	295	192	150	248
Ratio of expenses (%)	.66 **	.68	.68	.72	.71	.69
Ratio of net investment income (loss) (%)	(.23 )**	(.08 )	(.01 )	.02	(.27 )	(.22 )
Portfolio turnover rate (%)	18 *	22	27	36	17	21

[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS Science and Technology Fund

DWS Science and Technology Fund — Institutional Class
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$59.29	$47.72	$33.85	$27.02	$45.77	$34.15
Income (loss) from investment operations:
Net investment income (loss)[a]	(.06 )	(.04 )	(.00 )*	.01	(.08 )	(.09 )
Net realized and unrealized gain (loss)	3.11	15.60	17.47	8.20	(14.68)	14.14
Total from investment operations	3.05	15.56	17.47	8.21	(14.76)	14.05
Less distributions from:
Net realized gains	(3.67)	(3.99)	(3.60)	(1.38)	(3.99)	(2.43)
Net asset value, end of period	$58.67	$59.29	$47.72	$33.85	$27.02	$45.77
Total Return (%)	5.54 b**	34.59 [b]	55.29	31.68	(35.24)	43.10
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	198	206	142	53	29	45
Ratio of expenses before expense reductions (%)	.68 ***	.68	.68	.70	.69	.69
Ratio of expenses after expense reductions (%)	.66 ***	.67	.68	.70	.69	.69
Ratio of net investment income (loss) (%)	(.23 )***	(.08 )	(.01 )	.03	(.24 )	(.21 )
Portfolio turnover rate (%)	18 **	22	27	36	17	21

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Science and Technology Fund	|	15

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Science and Technology Fund (the “Fund” ) is a non-diversified series of Deutsche DWS Securities Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts

16	|	DWS Science and Technology Fund

financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

DWS Science and Technology Fund	|	17

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
The other investments represent investments in venture capital funds which are valued at their net asset value as a practical expedient. The net asset value of venture capital funds has been estimated primarily based upon the pro-rata ownership of the fair value of the venture capital funds as reported by the management of the venture capital funds. Investments in venture capital funds can never be redeemed with the venture capital funds. Instead, the nature of the investments in this category is that distributions are received through the liquidation of the underlying assets of the venture capital funds.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

18	|	DWS Science and Technology Fund

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended April 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of April 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the

DWS Science and Technology Fund	|	19

securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of April 30, 2026, the Fund had securities on loan. Due to the increased market values of securities on loan on April 30, 2026, the value of the related collateral was less than the value of securities on loan at period end. On the next business day, additional collateral was received, and the value of collateral exceeded the value of the securities on loan.
Remaining Contractual Maturity of the Agreements as of April 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$5,906,975	$—	$—	$—	$5,906,975
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$4,469,588
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$1,437,387
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At April 30, 2026, the aggregate cost of investments for federal income tax purposes was $862,435,353. The net unrealized appreciation for all investments based on tax cost was $1,387,906,110. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,441,558,240 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $53,652,130.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended

20	|	DWS Science and Technology Fund

October 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in limited partnerships and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains

DWS Science and Technology Fund	|	21

and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended April 30, 2026, purchases and sales of investment securities (excluding short-term investments) aggregated $369,162,812 and $466,717,912, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.48%
Next $750 million of such net assets	.45%
Next $1.5 billion of such net assets	.43%
Next $2.5 billion of such net assets	.41%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.36%
Next $2.5 billion of such net assets	.34%
Over $12.5 billion of such net assets	.32%
Accordingly, for the six months ended April 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.443% of the Fund’s average daily net assets.
For the period from November 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

22	|	DWS Science and Technology Fund

such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.19%
Class C	1.94%
Class S	.94%
Institutional Class	.94%
In addition, for the period from November 1, 2025 through April 30, 2026, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Institutional Class shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.66%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.
For the six months ended April 30, 2026, fees waived and/or expenses reimbursed for Institutional Class are $15,855.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2026, the Administration Fee was $1,001,751, of which $166,426 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2026
Class A	$121,687	$40,376
Class C	1,629	556
Class S	64,979	21,335
Institutional Class	966	252
	$189,261	$62,519
In addition, for the six months ended April 30, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided

DWS Science and Technology Fund	|	23

by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$471,347
Class C	16,369
Class S	100,118
Institutional Class	100,238
$688,072
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2026, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2026
Class C	$75,782	$12,485
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2026	Annualized Rate
Class A	$1,666,920	$556,154.22%
Class C	23,701	8,383.23%
	$1,690,621	$564,537
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2026 aggregated $12,283.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2026, the CDSC

24	|	DWS Science and Technology Fund

for Class C shares aggregated $778. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2026, DDI received $5 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended April 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $693, of which $590 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Investing in Science and Technology Securities
The Fund invests in common stocks of science and technology companies and will concentrate in the group of industries constituting the technology sector and may concentrate in one or more industries in the technology sector. The Fund will therefore be susceptible to adverse economic, business, regulatory and other occurrences affecting the technology sector and science and technology companies. In particular, science and technology companies are vulnerable to market saturation and rapid product obsolescence. Many science and technology companies operate under constantly changing fields and have limited business lines and limited financial resources, making them highly vulnerable to business and economic risks. Other investment risks associated with investing in science and technology securities include abrupt or erratic market movements, management that is dependent on a limited number of people, short product cycles, changing consumer preferences, aggressive pricing of products and services, new market entrants, and dependency on patent protection.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks.

DWS Science and Technology Fund	|	25

The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2026.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	696,923	$31,266,482	1,798,924	$74,421,581
Class C	52,797	745,777	149,521	2,132,838
Class S	275,980	12,885,768	445,870	18,652,634
Institutional Class	502,832	26,992,416	1,801,430	83,860,770
		$71,890,443		$179,067,823
Shares issued to shareholders in reinvestment of distributions
Class A	2,471,669	$112,164,335	2,940,034	$117,718,965
Class C	358,325	4,751,384	296,773	4,137,013
Class S	538,035	25,556,672	643,064	26,809,343
Institutional Class	229,602	12,646,463	258,032	12,349,406
		$155,118,854		$161,014,727
Shares redeemed
Class A	(2,267,911)	$(101,051,126)	(3,831,997)	$(156,082,214)
Class C	(159,363)	(2,119,515)	(179,767)	(2,500,728)
Class S	(565,059)	(26,213,111)	(845,709)	(35,133,160)
Institutional Class	(835,883)	(44,013,251)	(1,564,557)	(72,582,598)
		$(173,397,003)		$(266,298,700)

26	|	DWS Science and Technology Fund

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	900,681	$42,379,691	906,961	$36,058,332
Class C	251,759	3,377,646	266,527	3,769,123
Class S	248,956	12,229,329	243,225	10,328,817
Institutional Class	(103,449)	(4,374,372)	494,905	23,627,578
		$53,612,294		$73,783,850

DWS Science and Technology Fund	|	27

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Science and Technology Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

28	|	DWS Science and Technology Fund

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 1st quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of

DWS Science and Technology Fund	|	29

December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the

30	|	DWS Science and Technology Fund

Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DSTF-BFE2025

DWS Science and Technology Fund	|	31

DSTF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Science and Technology Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/29/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	6/29/2026